N-2	Nov. 15, 2022
Cover [Abstract]
Entity Central Index Key	0000866829
Amendment Flag	false
Securities Act File Number	001-32936
Document Type	8-K
Entity Registrant Name	HELIX ENERGY SOLUTIONS GROUP, INC.
Entity Address, Address Line One	3505 West Sam Houston Parkway North
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77043
City Area Code	281
Local Phone Number	618-0400
Entity Emerging Growth Company	false